Equity - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	$ 10,720	$ 8,939
Discontinued operations		469
Total share-based compensation (per statement of equity)	10,959	9,408
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discontinued operations	239
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	3,035	5,931
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	397	529
Total share-based compensation (per statement of equity)	171	753
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	7,288	2,479
Total share-based compensation (per statement of equity)	$ 585	$ 2,466